AB BOND FUNDS (“Bond Funds”)

- AB Global Bond Fund

Class A (Ticker: ANAGX); Class C (Ticker: ANACX);
Advisor Class (Ticker: ANAYX); Class R
(Ticker: ANARX); Class K (Ticker: ANAKX); Class I
(Ticker: ANAIX); Class Z (Ticker: ANAZX)

- AB High Income Fund

Class A (Ticker: AGDAX); Class C (Ticker:
AGDCX); Advisor Class (Ticker: AGDYX); Class R
(Ticker: AGDRX); Class K (Ticker: AGDKX);
Class I (Ticker: AGDIX); Class Z (Ticker: AGDZX)

- AB Income Fund

Class A (Ticker: AKGAX); Class C (Ticker:
AKGCX); Advisor Class (Ticker: ACGYX); Class Z
(Ticker: ACGZX)

- AB Short Duration High Yield Portfolio (formerly
AB Limited Duration High Income Portfolio)

Class A (Ticker: ALHAX); Class C (Ticker: ALHCX);
Advisor Class (Ticker: ALHYX)

- AB Short Duration Income Portfolio

Class A (Ticker: SHUAX); Class C (Ticker: SHUCX);
Advisor Class (Ticker: SHUYX)

- AB Tax-Aware Fixed Income Opportunities Portfolio

Class A (Ticker: ATTAX); Class C (Ticker: ATCCX);
Advisor Class (Ticker: ATTYX)

- AB Total Return Bond Portfolio

Class A (Ticker: ABQUX); Class C (Ticker: ABQCX);
Advisor Class (Ticker: ABQYX); Class R
(Ticker: ABQRX); Class K (Ticker: ABQKX);
Class I (Ticker: ABQIX); Class Z (Ticker: ABQZX)

- AB Sustainable Thematic Credit Portfolio

Class A (Ticker: STHAX); Advisor Class
(Ticker: STHYX)

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

Class A (Ticker: ABAEX); Class C (Ticker: ABCEX);
Advisor Class (Ticker: ABYEX); Class R
(Ticker: ABREX); Class K (Ticker: ABKEX);
Class I (Ticker: ABIEX); Class Z (Ticker: ABZEX)

AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

Class A (Ticker: AGRFX); Class C (Ticker: AGRCX);
Class R (Ticker: AGFRX); Class K (Ticker: AGFKX);
Class I (Ticker: AGFIX); Advisor Class (Ticker: AGRYX)

- AB Large Cap Growth Fund

Class A (Ticker: APGAX); Class C (Ticker: APGCX);
Class R (Ticker: ABPRX); Class K (Ticker: ALCKX);

SANFORD C. BERNSTEIN FUND, INC. (“Bernstein
Funds”)

- AB Intermediate California Municipal Portfolio

Class A (Ticker: AICAX); Class C (Ticker: ACMCX);
Advisor Class (Ticker: AICYX)

- AB Intermediate Diversified Municipal Portfolio

Class A (Ticker: AIDAX); Class C (Ticker: AIMCX);
Class Z (Ticker: AIDZX); Advisor Class (Ticker:
AIDYX)

- AB Intermediate Duration Portfolio

Class A (Ticker: IDPAX); Class Z (Ticker: IDPZX);
Advisor Class (Ticker: IDPYX)

- AB Intermediate New York Municipal Portfolio

Class A (Ticker: ANIAX); Class C (Ticker: ANMCX);
Advisor Class (Ticker: ANIYX)

- AB Short Duration Portfolio

Class A (Ticker: ADPAX); Class C (Ticker: ADPCX)

AB MUNICIPAL INCOME PORTFOLIOS
(“Municipal Portfolios”)

- AB National Portfolio

Class A (Ticker: ALTHX); Class C (Ticker: ALNCX); Advisor Class (Ticker: ALTVX)

- AB High Income Municipal Portfolio

Class A (Ticker: ABTHX); Class C (Ticker: ABTFX);
Advisor Class (Ticker: ABTYX); Class Z (Ticker:
ABTZX)

- AB Arizona Portfolio

Class A (Ticker: AAZAX); Class C (Ticker: AAZCX);
Advisor Class (Ticker: AAZYX)

- AB California Portfolio

Class A (Ticker: ALCAX); Class C (Ticker: ACACX); Advisor Class (Ticker: ALCVX)

- AB Massachusetts Portfolio

Class A (Ticker: AMAAX); Class C (Ticker:
AMACX); Advisor Class (Ticker: AMAYX)

- AB Minnesota Portfolio

Class A (Ticker: AMNAX); Class C (Ticker:
AMNCX)

- AB New Jersey Portfolio

Class A (Ticker: ANJAX); Class C (Ticker: ANJCX)

- AB New York Portfolio

Class A (Ticker: ALNYX); Class C (Ticker: ANYCX);
Advisor Class (Ticker: ALNVX)

- AB Ohio Portfolio

Class A (Ticker: AOHAX); Class C (Ticker: AOHCX)

- AB Pennsylvania Portfolio

Class A (Ticker: APAAX); Class C (Ticker: APACX)

Class I (Ticker: ALLIX); Advisor Class
(Ticker: APGYX); Class Z (Ticker: APGZX)

- AB Concentrated Growth Fund

Class A (Ticker: WPASX); Class C (Ticker: WPCSX);
Class R (Ticker: WPRSX); Class K (Ticker:
WPSKX); Class I (Ticker: WPSIX); Advisor Class
(Ticker: WPSGX); Class Z (Ticker: WPSZX)

- AB Concentrated International Growth Portfolio

Class A (Ticker: CIAGX); Class C (Ticker: CICGX);
Advisor Class (Ticker: CIGYX)

- AB Discovery Growth Fund

Class A (Ticker: CHCLX); Class C (Ticker: CHCCX);
Class R (Ticker: CHCRX); Class K (Ticker:
CHCKX); Class I (Ticker: CHCIX); Advisor Class
(Ticker: CHCYX); Class Z (Ticker: CHCZX)

- AB Small Cap Growth Portfolio

Class A (Ticker: QUASX); Class C (Ticker: QUACX);
Class R (Ticker: QUARX); Class K (Ticker:
QUAKX); Class I (Ticker: QUAIX); Advisor Class
(Ticker: QUAYX); Class Z (Ticker: QUAZX)

- AB Global Core Equity Portfolio

Class A (Ticker: GCEAX); Class C (Ticker: GCECX);
Advisor Class (Ticker: GCEYX)

- AB Sustainable Global Thematic Fund

Class A (Ticker: ALTFX); Class C (Ticker: ATECX);
Class R (Ticker: ATERX); Class K (Ticker:
ATEKX); Class I (Ticker: AGTIX); Advisor Class
(Ticker: ATEYX); Class Z (Ticker: ATEZX)

- AB Sustainable International Thematic Fund

Class A (Ticker: AWPAX); Class C (Ticker:
AWPCX); Class R (Ticker: AWPRX); Class K
(Ticker: AWPKX); Class I (Ticker: AWPIX);
Advisor Class (Ticker: AWPYX); Class Z (Ticker:
AWPZX)

- AB International Low Volatility Equity Portfolio
(formerly AB International Strategic Core Portfolio)

Class A (Ticker: ISARX); Class C (Ticker: ISCRX);
Advisor Class (Ticker: ISRYX); Class Z
(Ticker: ISZRX)

- AB Select US Equity Portfolio

Class A (Ticker: AUUAX); Class C (Ticker:
AUUCX); Advisor Class (Ticker: AUUYX); Class R
(Ticker: AUURX); Class K (Ticker: AUUKX);
Class I (Ticker: AUUIX)

- AB Select US Long/Short Portfolio

Class A (Ticker: ASLAX); Class C (Ticker: ASCLX);
Advisor Class (Ticker: ASYLX); Class R
(Ticker: ASRLX); Class K (Ticker: ASLKX); Class I
(Ticker: ASILX)

- AB Sustainable US Thematic Portfolio

Class A (Ticker: SUTAX); Class C (Ticker: SUTCX);
Advisor Class (Ticker: FFTYX); Class Z
(Ticker: SUTZX)

- AB Virginia Portfolio

Class A (Ticker: AVAAX); Class C (Ticker:
AVACX); Advisor Class (Ticker: AVAYX)

AB WEALTH STRATEGIES (“Wealth Strategies”)

- AB Wealth Appreciation Strategy

Class A (Ticker: AWAAX); Class C (Ticker:
AWACX); Class R (Ticker: AWARX); Class K
(Ticker: AWAKX); Advisor Class (Ticker:
AWAYX)

- AB All Market Total Return Portfolio

Class A (Ticker: ABWAX); Class C
(Ticker: ABWCX); Class R (Ticker: ABWRX);
Class K (Ticker: ABWKX); Class I (Ticker:
ABWIX); Advisor Class (Ticker: ABWYX)

- AB Sustainable Thematic Balanced Portfolio

Class A (Ticker: ABPAX); Class C (Ticker: ABPCX);
Class R (Ticker: APPRX); Class K (Ticker:
APWKX); Class I (Ticker: APWIX); Advisor Class
(Ticker: ABPYX); Class Z (Ticker: ABPZX)

- AB Tax-Managed Wealth Appreciation Strategy

Class A (Ticker: ATWAX); Class C (Ticker: ATWCX); Advisor Class (Ticker: ATWYX)

AB VALUE FUNDS (“Value Funds”)

- AB Core Opportunities Fund

Class A (Ticker: ADGAX); Class C (Ticker:
ADGCX); Advisor Class (Ticker: ADGYX); Class R
(Ticker: ADGRX); Class K (Ticker: ADGKX);
Class I (Ticker: ADGIX); Class Z (Ticker: ADGZX)

- AB Discovery Value Fund

Class A (Ticker: ABASX); Class C (Ticker: ABCSX);
Advisor Class (Ticker: ABYSX); Class R
(Ticker: ABSRX); Class K (Ticker: ABSKX);
Class I (Ticker: ABSIX); Class Z (Ticker: ABSZX)

- AB Equity Income Fund

Class A (Ticker: AUIAX); Class C (Ticker: AUICX);
Advisor Class (Ticker: AUIYX); Class R
(Ticker: AUIRX); Class K (Ticker: AUIKX); Class I
(Ticker: AUIIX); Class Z (Ticker: AUIZX)

- AB Global Real Estate Investment Fund

Class A (Ticker: AREAX); Class C (Ticker: ARECX);
Advisor Class (Ticker: ARSYX); Class R
(Ticker: ARRRX); Class K (Ticker: ARRKX);
Class I (Ticker: AEEIX)

- AB Global Risk Allocation Fund

Class A (Ticker: CABNX); Class C (Ticker: CBACX);
Advisor Class (Ticker: CBSYX); Class R
(Ticker: CBSRX); Class K (Ticker: CBSKX); Class I
(Ticker: CABIX)

- AB Relative Value Fund

Class A (Ticker: CABDX); Class C (Ticker: CBBCX);
Advisor Class (Ticker: CBBYX); Class R
(Ticker: CBBRX); Class K (Ticker: CBBKX);
Class I (Ticker: CBBIX); Class Z (Ticker: CBBZX)

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AB GOVERNMENT MONEY MARKET PORTFOLIO

(“Government Money Market”)
Class A (Ticker: AEAXX); Class C (Ticker: AECXX);
Advisor Class (Ticker: AEYXX); Class K (Ticker:
AEKXX); Class I (Ticker: AIEXX); Class 1 (Ticker:
AGRXX); Class AB (Ticker: MYMXX);
Institutional Class (Ticker: GMOXX)

AB INFLATION STRATEGIES (“Inflation Strategies”)

- AB Bond Inflation Strategy

Class A (Ticker: ABNAX); Class C (Ticker: ABNCX);
Advisor Class (Ticker: ABNYX); Class R
(Ticker: ABNRX); Class K (Ticker: ABNKX);
Class I (Ticker: ANBIX); Class Z (Ticker: ABNZX)

- AB Municipal Bond Inflation Strategy

Class A (Ticker: AUNAX); Class C (Ticker:
AUNCX); Advisor Class (Ticker: AUNYX)

- AB All Market Real Return Portfolio

Class A (Ticker: AMTAX); Class C
(Ticker: ACMTX); Advisor Class (Ticker:
AMTYX); Class R (Ticker: AMTRX); Class K
(Ticker: AMTKX); Class I (Ticker: AMTIX);
Class Z (Ticker: AMTZX)

- AB International Value Fund

Class A (Ticker: ABIAX); Class C (Ticker: ABICX);
Advisor Class (Ticker: ABIYX); Class R (Ticker:
AIVRX); Class K (Ticker: AIVKX); Class I (Ticker:
AIVIX)

- AB Small Cap Value Portfolio

Class A (Ticker: SCAVX); Class C (Ticker: SCCVX);
Advisor Class (Ticker: SCYVX)

- AB Value Fund

Class A (Ticker: ABVAX); Class C (Ticker: ABVCX); Advisor Class (Ticker: ABVYX); Class R
(Ticker: ABVRX); Class K (Ticker: ABVKX);
Class I (Ticker: ABVIX)

- AB All China Equity Portfolio

Class A (Ticker: ACEAX); Advisor Class
(Ticker: ACEYX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated August 4, 2023 to the following Prospectuses, as amended:

Prospectus	Date
Bernstein Funds	January 27, 2023
Bond Funds (except AB Short Duration High Yield Portfolio (formerly AB Limited Duration High Income Portfolio) and AB Short Duration Income Portfolio)	January 31, 2023
Bond Funds (AB Short Duration High Yield Portfolio (formerly AB Limited Duration High Income Portfolio) and AB Short Duration Income Portfolio)	January 31, 2023, as revised July 5, 2023
EMMA	July 28, 2023
Equity Funds (except AB International Low Volatility Equity Portfolio (formerly AB International Strategic Core Portfolio))	October 31, 2022
Equity Funds (AB International Low Volatility Equity Portfolio (formerly AB International Strategic Core Portfolio))	October 31, 2022, as revised July 5, 2023
Government Money Market	August 31, 2022
Inflation Strategies	January 31, 2023
Municipal Portfolios	September 30, 2022
Value Funds	February 28, 2023
Wealth Strategies	December 30, 2022

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* * * * *

For each Fund, the following is added to the end of “Appendix [B/C]—Financial Intermediary Waivers” of the Prospectus:

Waivers Specific to J.P. Morgan Securities LLC

Effective September 29, 2023, if you purchase or hold Fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or Statement of Additional Information.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

•	Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy
•	Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts
•	Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts
•	Shares purchased through rights of reinstatement
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC

Class C to Class A share conversion

•	A shareholder in the Fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same Fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

•	Shares sold upon the death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
•	Shares purchased in connection with a return of excess contributions from an IRA account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
•	Shares acquired through a right of reinstatement

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

•	Breakpoints as described in the Prospectus
•	Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets
•	Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable)

* * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

___________

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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